REVENUE (Details - Timing of revenue recognition) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 412,769	$ 4,435,043	$ 1,950,602	$ 6,453,376
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	76,120	1,405,335	764,548	2,089,167
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 336,649	$ 3,029,708	$ 1,186,054	$ 4,364,209